Derivatives - Derivatives Associated With Cash Flow Hedges (Details) - Cash Flow Hedge - Hedging Instruments And Hedged Items - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Notional			$ 650,000,000
Variability in cash flows related to debt instruments (primarily loans)				$ 250,000,000
Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)	$ 900,000,000	$ 900,000,000
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional	900,000,000	900,000,000
Derivative asset	888,000	$ 942,000
Derivative liability	$ 5,000